Exhibit 99.1

World Omni Auto Receivables Trust 2023-D
Monthly Servicer Certificate
November 30, 2023

Dates Covered
Collections Period	10/03/23 - 11/30/23
Interest Accrual Period	11/08/23 - 12/14/23
30/360 Days	37
Actual/360 Days	37
Distribution Date	12/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Original Pool Balance	1,001,853,695.50	42,446
Original Yield Supplement Overcollateralization Amount	117,514,549.96	0
Aggregate Starting Principal Balance	1,119,368,245.46	42,446
Principal Payments	62,903,842.49	984
Defaulted Receivables	144,840.60	3
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/23	108,245,040.33	0
Pool Balance at 11/30/23	948,074,522.04	41,459

Pool Statistics	$ Amount	# of Accounts
Pool Factor	94.37%
Prepayment ABS Speed	1.31%
Aggregate Starting Principal Balance	1,119,368,245.46	42,446

Delinquent Receivables:
Past Due 31-60 days	6,518,933.83	243
Past Due 61-90 days	991,659.01	38
Past Due 91-120 days	84,425.75	2
Past Due 121+ days	0.00	0
Total	7,595,018.59	283

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.72%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.10%
Delinquency Trigger Occurred	NO

Recoveries	79,720.01
Aggregate Net Losses/(Gains) - November 2023	65,120.59
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.07%
Prior Net Losses/(Gains) Ratio	N/A
Second Prior Net Losses/(Gains) Ratio	N/A
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.01%

Overcollateralization Target Amount	10,902,857.00
Actual Overcollateralization	10,902,857.00
Weighted Average Contract Rate	6.14%
Weighted Average Contract Rate, Yield Adjusted	11.22%
Weighted Average Remaining Term	58.31

Flow of Funds	$ Amount
Collections	73,674,621.22
Investment Earnings on Cash Accounts	8,285.90
Servicing Fee	(1,803,426.62)
Transfer to Collection Account	-
Available Funds	71,879,480.50

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	5,702,698.46
(3) Noteholders' First Priority Principal Distributable Amount	6,185,477.96
(4) Class B Interest	189,386.35
(5) Noteholders' Second Priority Principal Distributable Amount	30,060,000.00
(6) Class C Interest	96,791.38
(7) Noteholders' Third Priority Principal Distributable Amount	15,020,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	10,902,857.00
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,722,269.35

Total Distributions of Available Funds	71,879,480.50

Servicing Fee	1,803,426.62
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	954,260,000.00
Original Class B	30,060,000.00
Original Class C	15,020,000.00

Total Class A, B, & C
Original Note Balance	999,340,000.00
Principal Paid	62,168,334.96
Note Balance @ 12/15/23	937,171,665.04

Class A-1
Original Note Balance	197,100,000.00
Principal Paid	62,168,334.96
Note Balance @ 12/15/23	134,931,665.04
Note Factor @ 12/15/23	68.4584805%

Class A-2a
Original Note Balance	188,900,000.00
Principal Paid	0.00
Note Balance @ 12/15/23	188,900,000.00
Note Factor @ 12/15/23	100.0000000%

Class A-2b
Original Note Balance	188,900,000.00
Principal Paid	0.00
Note Balance @ 12/15/23	188,900,000.00
Note Factor @ 12/15/23	100.0000000%

Class A-3
Original Note Balance	317,800,000.00
Principal Paid	0.00
Note Balance @ 12/15/23	317,800,000.00
Note Factor @ 12/15/23	100.0000000%

Class A-4
Original Note Balance	61,560,000.00
Principal Paid	0.00
Note Balance @ 12/15/23	61,560,000.00
Note Factor @ 12/15/23	100.0000000%

Class B
Original Note Balance	30,060,000.00
Principal Paid	0.00
Note Balance @ 12/15/23	30,060,000.00
Note Factor @ 12/15/23	100.0000000%

Class C
Original Note Balance	15,020,000.00
Principal Paid	0.00
Note Balance @ 12/15/23	15,020,000.00
Note Factor @ 12/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	5,988,876.19
Total Principal Paid	62,168,334.96
Total Paid	68,157,211.15

Class A-1
Coupon	5.66800%
Interest Paid	1,148,195.10
Principal Paid	62,168,334.96
Total Paid to A-1 Holders	63,316,530.06

Class A-2a
Coupon	5.91000%
Interest Paid	1,147,410.08
Principal Paid	0.00
Total Paid to A-2a Holders	1,147,410.08

Class A-2b
SOFR Rate	5.32165%
Coupon	5.90165%
Interest Paid	1,145,788.95
Principal Paid	0.00
Total Paid to A-2b Holders	1,145,788.95

Class A-3
Coupon	5.79000%
Interest Paid	1,891,174.83
Principal Paid	0.00
Total Paid to A-3 Holders	1,891,174.83

Class A-4
Coupon	5.85000%
Interest Paid	370,129.50
Principal Paid	0.00
Total Paid to A-4 Holders	370,129.50

Class B
Coupon	6.13000%
Interest Paid	189,386.35
Principal Paid	0.00
Total Paid to B Holders	189,386.35

Class C
Coupon	6.27000%
Interest Paid	96,791.38
Principal Paid	0.00
Total Paid to C Holders	96,791.38

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	5.9928315
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	62.2093932
Total Distribution Amount	68.2022247

A-1 Interest Distribution Amount	5.8254444
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	315.4151951
Total A-1 Distribution Amount	321.2406395

A-2a Interest Distribution Amount	6.0741666
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	6.0741666

A-2b Interest Distribution Amount	6.0655847
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	6.0655847

A-3 Interest Distribution Amount	5.9508333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	5.9508333

A-4 Interest Distribution Amount	6.0125000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	6.0125000

B Interest Distribution Amount	6.3002778
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	6.3002778

C Interest Distribution Amount	6.4441664
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	6.4441664

Noteholders' First Priority Principal Distributable Amount	99.49
Noteholders' Second Priority Principal Distributable Amount	483.53
Noteholders' Third Priority Principal Distributable Amount	241.60
Noteholders' Principal Distributable Amount	175.38

Account Balances	$ Amount
Reserve Account
Balance as of 11/08/23	2,504,634.24
Investment Earnings	8,285.90
Investment Earnings Paid	(8,285.90)
Deposit/(Withdrawal)	-
Balance as of 12/15/23	2,504,634.24
Change	-

Required Reserve Amount	2,504,634.24

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,162,228.86	N/A	N/A
Number of Extensions	68	N/A	N/A
Ratio of extensions to Beginning of Period Receivables Balance	0.10%	N/A	N/A

Credit Risk Retention Information

The fair value of the Notes and the certificates on the Closing Date is summarized below. The totals may not sum due to rounding.

	Fair Value	Fair Value
	(in millions)	(as a percentage)
Class of Securities
Class A Notes	$954.26	87.8%
Class B Notes	$30.06	2.8%
Class C Notes	$15.02	1.4%
Fair Value of the Notes	$999.34	92.0%
Certificates	$86.98	8.0%
Total	$1,086.32	100.0%
Reserve Account	$2.50	0.2%
Fair Value of the Certificates and Reserve Account	$89.48	8.2%

The fair value of the Certificates and Reserve Account is expected to represent at least 5% of the sum of the fair value of the Notes and the Certificates.